Significant Accounting Policies (Details) - Schedule of exchange rate of the U.S. dollar in relation to the NIS	Dec. 31, 2022	Dec. 31, 2021
Schedule of Exchange Rate of the US Dollar in Relation to the Nis [Abstract]
Exchange rate	3.519	3.11